JOINT VENTURES - Equity Interest in Joint Venture (Details)		1 Months Ended
	Aug. 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Aug. 31, 2018
Semya S.A.
JOINT VENTURES
Percentage of equity interest		50.00%
Indrasa Biotecnologia S.A.
JOINT VENTURES
Percentage of equity interest	52.50%		35.00%	52.913%